Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue		$ 14,584,171	$ 16,340,575	$ 17,673,473
Cost of revenue		(13,183,875)	(10,901,474)	(10,514,343)
Gross profit		1,400,296	5,439,101	7,159,130
Net foreign exchange (losses) gains		(28,858)	(252,703)	10,291
Other income (losses), net		67,792	(9,916)	19,550
Impairment loss (recognized on) reversal of financial asset and prepayment		(3,003,244)	182,659	(179,849)
Selling and distribution expenses		(884,579)	(3,297,035)	(3,740,081)
Administrative expenses		(3,416,160)	(2,381,439)	(2,682,693)
Finance income		3,254	13,361	23,239
Finance costs		(503,286)	(705,355)	(1,362,668)
Loss before income tax		(6,364,785)	(1,011,327)	(753,081)
Income tax (expenses) credits		(51,950)	73,515	48,771
Loss from continuing operations		(6,416,735)	(937,812)	(704,310)
Net loss from discontinued operations		(5,872,785)	(7,790,717)	(11,229,018)
Net gain on sale of discontinued operations, net of applicable income tax		6,433,304
Net profit (loss) from discontinued operations		560,519	(7,790,717)	(11,229,018)
Net loss for the year		(5,856,216)	(8,728,529)	(11,933,328)
Other comprehensive income (loss):
Exchange difference arising from translation of foreign operations		569,489	(223,777)	433,199
Release of exchange reserve upon disposal of a subsidiary group		(50,514)	(121,290)	2,076
Other comprehensive income (loss)		518,975	(345,067)	435,275
Total comprehensive loss for the year		$ (5,337,241)	$ (9,073,596)	$ (11,498,053)
LOSS PER SHARE BASIC	[1]	$ (0.04)	$ (0.07)	$ (0.11)
LOSS PER SHARE DILUTED	[1]	(0.04)	(0.07)	(0.11)
LOSS PER SHARE FROM CONTINUING OPERATION BASIC	[1]	(0.05)	(0.01)	(0.01)
LOSS PER SHARE FROM CONTINUING OPERATION DILUTED	[1]	$ (0.05)	$ (0.01)	$ (0.01)
Weighted average number of ordinary shares used in computing basic loss per share ADS	[1]	132,425,321	132,425,321	111,911,839
Weighted average number of ordinary shares used in computing diluted loss per share ADS	[1]	132,425,321	132,425,321	111,911,839
American depositary shares [member]
Other comprehensive income (loss):
LOSS PER SHARE BASIC	[1]	$ (0.35)	$ (0.53)	$ (0.85)
LOSS PER SHARE DILUTED	[1]	(0.35)	(0.53)	(0.85)
LOSS PER SHARE FROM CONTINUING OPERATION BASIC	[1]	(0.39)	(0.06)	(0.05)
LOSS PER SHARE FROM CONTINUING OPERATION DILUTED	[1]	$ (0.39)	$ (0.06)	$ (0.05)
Weighted average number of ordinary shares used in computing basic loss per share ADS	[1]	132,425,321	132,425,321	111,911,839
Weighted average number of ordinary shares used in computing diluted loss per share ADS	[1]	132,425,321	132,425,321	111,911,839

[1]	Each ADS represents eight Class A ordinary shares.